Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013		$ 114
2013	24
2014	65	67
2015	2	2
Notes payable	$ 91	$ 183	$ 399